[BIRD LOGO]

                                    COLUMBIA


      Supplement to the CMC Short Term Bond Fund's Statement of Additional
                                  Information,
                             dated December 21, 2001

         On October 21, 2002, Liberty Funds Services, Inc., an affiliate of the investment adviser to the Fund, will begin serving as the Fund's transfer agent and dividend disbursing agent.

                                October 18, 2002